UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: August 31, 2013         (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

August 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 18.5%
Bed Bath & Beyond, Inc.*	27,348	$2,016,642
Coach, Inc.	43,265	2,284,825
Gap, Inc., The	48,230	1,950,421
Genuine Parts Co.	20,274	1,561,301
Harley-Davidson, Inc.	37,135	2,227,357
L Brands, Inc.	22,237	1,275,514
McDonald’s Corp.	29,214	2,756,633
Nordstrom, Inc.	45,716	2,547,753
Omnicom Group, Inc.	35,413	2,147,798
PetSmart, Inc.	29,070	2,047,400
priceline.com, Inc.*	2,317	2,174,574
PulteGroup, Inc.	86,600	1,332,774
Starbucks Corp.	29,553	2,084,078
Starwood Hotels & Resorts Worldwide, Inc.	27,920	1,785,205
TJX Cos., Inc.	32,608	1,719,094
Walt Disney Co., The	42,800	2,603,524
Total Consumer Discretionary		32,514,893
Consumer Staples - 8.1%
Coca-Cola Co., The	112,391	4,291,088
Costco Wholesale Corp.	18,788	2,101,813
CVS Caremark Corp.	33,924	1,969,288
Mondelez International, Inc., Class A	59,080	1,811,984
Philip Morris International, Inc.	48,352	4,034,491
Total Consumer Staples		14,208,664
Energy - 5.8%
Anadarko Petroleum Corp.	20,795	1,901,079
Chevron Corp.	14,574	1,755,147
Halliburton Co.	33,157	1,591,536
National Oilwell Varco, Inc.	34,767	2,583,188
Occidental Petroleum Corp.	26,838	2,367,380
Total Energy		10,198,330
Financials - 7.5%
American Tower Corp.	36,800	2,557,232
JPMorgan Chase & Co.	47,201	2,385,066
Marsh & McLennan Cos., Inc.	34,870	1,437,690
Northern Trust Corp.	44,331	2,432,442
T. Rowe Price Group, Inc.	25,049	1,756,937
Wells Fargo & Co.	63,505	2,608,785
Total Financials		13,178,152
Health Care - 11.6%
Abbott Laboratories	59,827	1,994,034
Agilent Technologies, Inc.	26,528	1,237,266

	Shares	Value
Amgen, Inc.	22,700	$2,472,938
Becton, Dickinson and Co.	9,220	897,844
Cardinal Health, Inc.	27,993	1,407,488
Covidien PLC	24,282	1,442,351
Express Scripts Holding Co.*	38,240	2,442,771
Intuitive Surgical, Inc.*	4,888	1,889,310
Johnson & Johnson	23,496	2,030,289
Mallinckrodt PLC*	1	33
Medtronic, Inc.	42,870	2,218,522
Stryker Corp.	34,124	2,282,554
Total Health Care		20,315,400
Industrials - 10.4%
Chicago Bridge & Iron Co., N.V.	36,098	2,159,743
Delta Air Lines, Inc.	46,260	912,710
Honeywell International, Inc.	32,717	2,603,292
Ingersoll-Rand PLC	36,090	2,134,363
Joy Global, Inc.	38,142	1,873,535
PACCAR, Inc.	32,542	1,744,577
Parker Hannifin Corp.	17,365	1,735,632
United Parcel Service, Inc., Class B	31,790	2,720,588
United Technologies Corp.	24,824	2,484,882
Total Industrials		18,369,322
Information Technology - 35.2%
Accenture PLC, Class A	38,719	2,797,448
Adobe Systems, Inc.*	37,192	1,701,534
Apple, Inc.	17,174	8,364,597
Cognizant Technology Solutions Corp., Class A*	20,207	1,481,173
EMC Corp.	80,882	2,085,138
Google, Inc., Class A*	7,194	6,092,599
Intel Corp.	62,940	1,383,421
International Business Machines Corp.	34,582	6,303,261
Intuit, Inc.	29,393	1,867,337
Mastercard, Inc., Class A	1,540	933,363
Microsoft Corp.	222,677	7,437,412
Oracle Corp.	180,650	5,755,509
Paychex, Inc.	35,756	1,383,042
QUALCOMM, Inc.	65,489	4,340,611
Red Hat, Inc.*	33,981	1,716,720
Teradata Corp.*	28,456	1,666,383
VeriSign, Inc.*	37,060	1,778,509
Visa, Inc., Class A	18,002	3,139,909
VMware, Inc., Class A*	19,478	1,639,074
Total Information Technology		61,867,040

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.3%
CF Industries Holdings, Inc.	11,781	$2,242,396
Total Common Stocks (cost $157,644,483)		172,894,197

Value
Total Investments - 98.4% (cost $157,644,483)	$172,894,197
Other Assets, less Liabilities - 1.6%	2,767,038
Net Assets - 100.0%	$175,661,235

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

August 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 100.5%
Consumer Discretionary - 25.0%
AMC Networks, Inc., Class A*	65,080	$4,033,658
Chipotle Mexican Grill, Inc.*	8,380	3,420,465
Dick’s Sporting Goods, Inc.	111,150	5,158,471
Dollar General Corp.*	40,260	2,172,832
Foot Locker, Inc.	166,180	5,350,996
Fossil Group, Inc.*	41,180	4,782,645
Gap, Inc., The	107,510	4,347,704
Harley-Davidson, Inc.	49,670	2,979,207
HSN, Inc.	99,800	5,375,228
International Game Technology	187,520	3,542,253
Jarden Corp.*	120,180	5,161,731
Michael Kors Holdings, Ltd.*	90,558	6,709,442
Netflix, Inc.*	8,050	2,285,475
PetSmart, Inc.	48,700	3,429,941
PulteGroup, Inc.	282,381	4,345,844
Scripps Networks Interactive, Inc., Class A	59,420	4,369,153
Sirius XM Radio, Inc.	1,155,260	4,135,831
Starwood Hotels & Resorts Worldwide, Inc.	68,800	4,399,072
Tribune Co.*	73,170	4,360,932
Wynn Resorts, Ltd.	26,870	3,789,745
Total Consumer Discretionary		84,150,625
Consumer Staples - 4.1%
Beam, Inc.	65,750	4,119,238
Fresh Market, Inc., The*	71,306	3,480,446
Ingredion, Inc.	39,210	2,467,877
Sprouts Farmers Market, Inc.*	6,004	221,908
United Natural Foods, Inc.*	59,280	3,594,146
Total Consumer Staples		13,883,615
Energy - 6.0%
HollyFrontier Corp.	146,180	6,502,086
Murphy Oil Corp.	79,690	5,372,700
Oceaneering International, Inc.	48,720	3,779,698
Whiting Petroleum Corp.*	91,080	4,596,808
Total Energy		20,251,292
Financials - 6.4%
Apollo Global Management LLC, Class A	134,930	3,425,873
CBL & Associates Properties, Inc.	258,920	4,971,264
Eaton Vance Corp.	103,560	3,992,238
Marsh & McLennan Cos., Inc.	42,550	1,754,336
T. Rowe Price Group, Inc.	50,340	3,530,848
Taubman Centers, Inc.	57,300	3,862,593
Total Financials		21,537,152
Health Care - 8.4%
Alexion Pharmaceuticals, Inc.*	29,852	3,216,852
Bruker Corp.*	161,710	3,240,668

	Shares	Value
HCA Holdings, Inc.	138,930	$5,305,737
Mettler-Toledo International, Inc.*	21,340	4,699,708
Patterson Cos., Inc.	101,900	4,063,772
Vertex Pharmaceuticals, Inc.*	55,010	4,134,001
Waters Corp.*	35,140	3,473,589
Total Health Care		28,134,327
Industrials - 17.7%
Alaska Air Group, Inc.	85,360	4,833,083
Delta Air Lines, Inc.	271,180	5,350,381
Equifax, Inc.	75,120	4,438,841
Fastenal Co.	109,300	4,808,107
Fortune Brands Home & Security, Inc.	152,070	5,602,259
Joy Global, Inc.	107,590	5,284,821
Lennox International, Inc.	58,680	4,028,382
Masco Corp.	201,630	3,814,840
Pall Corp.	65,270	4,512,768
Toro Co., The	75,630	3,994,020
TransDigm Group, Inc.	24,500	3,356,500
Trinity Industries, Inc.	126,880	5,356,874
Valmont Industries, Inc.	32,060	4,326,818
Total Industrials		59,707,694
Information Technology - 24.7%
3D Systems Corp.*,1	141,190	7,257,166
Analog Devices, Inc.	83,190	3,850,033
AOL, Inc.*	172,500	5,680,425
Bankrate, Inc.*	161,551	2,778,677
Cadence Design Systems, Inc.*	227,400	3,063,078
Cavium, Inc.*	141,690	5,379,969
F5 Networks, Inc.*	58,250	4,856,885
Fusion-io, Inc.*,1	135,240	1,445,716
Intuit, Inc.	56,070	3,562,127
LinkedIn Corp., Class A*	12,980	3,115,719
Maxim Integrated Products, Inc.	212,820	5,925,973
Micron Technology, Inc.*	254,834	3,458,097
Skyworks Solutions, Inc.*	262,880	6,666,637
Stratasys, Ltd.*,1	39,322	4,218,071
Teradata Corp.*	51,201	2,998,331
Teradyne, Inc.*	354,530	5,442,036
Vantiv, Inc., Class A*	201,423	5,319,581
VeriSign, Inc.*	89,430	4,291,746
Workday, Inc., Class A*	51,740	3,752,702
Total Information Technology		83,062,969
Materials - 8.2%
Ball Corp.	95,010	4,220,344
Celanese Corp.	109,452	5,389,416
CF Industries Holdings, Inc.	24,230	4,611,938
Eagle Materials, Inc.	79,607	5,107,585
Eastman Chemical Co.	51,000	3,876,000

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.2% (continued)
Valspar Corp., The	67,940	$4,223,150
Total Materials		27,428,433
Total Common Stocks (cost $330,708,064)		338,156,107

	Principal Amount
Short-Term Investments - 4.1%
Repurchase Agreements - 1.7%[2]
Bank of Nova Scotia, dated 08/30/13, due 09/03/13, 0.050%, total to be received $1,318,143 (secured by various U.S. Government Agency Obligations, 0.000% - 1.375%, 12/04/13 - 01/31/20, totaling $1,344,507)	$1,318,136	1,318,136
Barclays Capital, dated 08/30/13, due 09/03/13, 0.040%, total to be received $277,497 (secured by various U.S. Government Agency Obligations, 0.000% - 4.750%, 10/15/13 - 11/15/42, totaling $283,046)	277,496	277,496
Citigroup Global Markets Inc., dated 08/30/13, due 09/03/13, 0.060%, total to be received $1,318,145 (secured by various U.S. Government Agency Obligations, 0.250% - 6.500%, 05/31/14 - 11/01/50, totaling $1,344,499)	1,318,136	1,318,136

	Principal Amount	Value
Deutsche Bank Securities Inc., dated 08/30/13, due 09/03/13, 0.070%, total to be received $1,318,146 (secured by various U.S. Government Agency Obligations, 2.000% - 10.500%, 10/01/13 - 02/01/52, totaling $1,344,499)	$1,318,136	$1,318,136
Goldman Sachs & Co., dated 08/30/13, due 09/03/13, 0.040%, total to be received $1,318,142 (secured by various U.S. Government Agency Obligations, 0.000% - 7.250%, 09/06/13 - 08/06/38, totaling $1,344,499)	1,318,136	1,318,136
Total Repurchase Agreements		5,550,040

	Shares
Other Investment Companies - 2.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	8,104,752	8,104,752
Total Short-Term Investments (cost $13,654,792)		13,654,792
Total Investments - 104.6% (cost $344,362,856)		351,810,899
Other Assets, less Liabilities - (4.6)%		(15,384,856)
Net Assets - 100.0%		$336,426,043

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

August 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 92.6%
Consumer Discretionary - 13.3%
Carmike Cinemas, Inc.*	28,340	$496,800
Cavco Industries, Inc.*	9,460	497,028
Crown Crafts, Inc.	71,102	510,512
Del Frisco’s Restaurant Group, Inc.*	24,060	462,674
Denny’s Corp.*	80,220	450,836
Destination Maternity Corp.	15,191	421,854
Gentherm, Inc.*	28,950	484,334
Jamba, Inc.*	30,851	396,435
Joe’s Jeans, Inc.*	329,630	412,038
Johnson Outdoors, Inc., Class A*	16,570	417,398
Kona Grill, Inc.*	35,550	425,889
RG Barry Corp.	26,230	417,844
Winnebago Industries, Inc.*	14,680	326,924
Total Consumer Discretionary		5,720,566
Consumer Staples - 6.7%
Chefs’ Warehouse, Inc., The*	19,859	458,544
Lifeway Foods, Inc.	17,180	243,441
Medifast, Inc.*	16,480	409,693
Natural Grocers by Vitamin Cottage, Inc.*	14,760	568,998
Orchids Paper Products Co.	16,700	459,083
Pantry, Inc., The*	28,150	321,192
WD-40 Co.	7,340	427,041
Total Consumer Staples		2,887,992
Energy - 4.2%
Double Eagle Petroleum Co.*	49,290	161,178
RigNet, Inc.*	13,340	484,375
Triangle Petroleum Corp.*	53,890	358,369
Vaalco Energy, Inc.*	65,110	362,012
Willbros Group, Inc.*	49,382	449,870
Total Energy		1,815,804
Financials - 8.4%
BofI Holding, Inc.*	5,340	345,872
Bryn Mawr Bank Corp.	19,440	490,082
eHealth, Inc.*	11,050	305,754
Hallmark Financial Services, Inc.*	54,270	457,496
HCI Group, Inc.	13,980	487,483
HFF, Inc., Class A	22,380	514,740
MicroFinancial, Inc.	23,770	181,365
Pzena Investment Management, Inc., Class A	63,410	412,799
Wilshire Bancorp, Inc.	49,860	405,362
Total Financials		3,600,953
Health Care - 17.9%
AMN Healthcare Services, Inc.*	27,363	372,137
BioScrip, Inc.*	30,392	370,782
Cynosure, Inc., Class A*	17,430	400,019

	Shares	Value
Derma Sciences, Inc.*	29,230	$410,389
Dyax Corp.*	55,020	245,939
Healthways, Inc.*	26,310	501,995
Infinity Pharmaceuticals, Inc.*	9,250	171,218
LHC Group, Inc.*	16,680	377,468
National Research Corp., Class A*	17,997	294,971
National Research Corp., Class B1	2,999	86,851
Omnicell, Inc.*	23,900	519,586
OraSure Technologies, Inc.*	52,484	250,874
PhotoMedex, Inc.*	28,790	470,429
Quidel Corp.*	16,547	438,826
Raptor Pharmaceutical Corp.*	9,730	131,744
Repligen Corp.*	52,557	512,956
Rochester Medical Corp.*	26,780	350,550
Sagent Pharmaceuticals, Inc.*	21,360	471,202
Simulations Plus, Inc.	40,305	191,852
Sucampo Pharmaceuticals, Inc., Class A*	70,110	415,051
SurModics, Inc.*	17,935	355,113
Synergetics USA, Inc.*	84,200	353,640
Total Health Care		7,693,592
Industrials - 13.8%
Aceto Corp.	22,910	336,777
American Woodmark Corp.*	15,160	528,629
Ceco Environmental Corp.[1]	35,137	468,025
Comfort Systems USA, Inc.	27,220	411,022
EnerNOC, Inc.*	30,790	446,763
Franklin Covey Co.*	28,978	455,244
H&E Equipment Services, Inc.	22,430	540,114
Hudson Technologies, Inc.*	82,305	158,026
Insperity, Inc.	12,547	400,249
Insteel Industries, Inc.	22,800	364,572
Manitex International, Inc.*	21,422	215,505
Patrick Industries, Inc.*	18,344	496,756
Taser International, Inc.*	41,450	482,478
Thermon Group Holdings, Inc.*	22,189	459,312
WageWorks, Inc.*	3,551	148,219
Total Industrials		5,911,691
Information Technology - 22.2%
Actuate Corp.*	61,130	424,854
Ambarella, Inc.*,1	35,180	504,481
Blucora, Inc.*	21,400	428,428
CalAmp Corp.*	24,332	398,801
Carbonite, Inc.*	27,943	430,322
Clicksoftware Technologies, Ltd.	40,948	281,722
Datalink Corp.*	39,900	523,089
Electro Scientific Industries, Inc.	36,884	405,355
Exar Corp.*	36,040	440,409
Inphi Corp.*	46,885	596,377

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.2% (continued)
Integrated Silicon Solution, Inc.*	37,250	$387,773
IXYS Corp.	7,221	66,939
Lionbridge Technologies, Inc.*	122,600	430,326
MaxLinear, Inc., Class A*	54,368	457,779
Move, Inc.*	26,690	387,005
NetSol Technologies, Inc.*	39,460	387,497
Oplink Communications, Inc.*	26,470	492,077
Perficient, Inc.*	32,060	517,128
Procera Networks, Inc.*	28,980	375,291
Reis, Inc.*	24,880	426,194
SciQuest, Inc.*	17,480	363,584
Travelzoo, Inc.*	13,880	374,899
Zix Corp.*	106,910	460,782
Total Information Technology		9,561,112
Materials - 3.9%
Headwaters, Inc.*	52,870	452,567
Horsehead Holding Corp.*	37,610	446,431
Landec Corp.*	26,910	355,212
Materion Corp.	13,665	401,751
Total Materials		1,655,961
Telecommunication Services - 2.2%
8x8, Inc.*	58,717	543,132

	Shares	Value
inContact, Inc.*	51,365	$417,597
Total Telecommunication Services		960,729
Total Common Stocks (cost $35,697,555)		39,808,400

	Principal Amount
Short-Term Investments - 6.1%
Repurchase Agreements - 0.2%[2]
Barclays Capital, dated 08/30/13, due 09/03/13, 0.040%, total to be received $62,598 (secured by various U.S. Government Agency Obligations, 0.000% - 4.750%, 10/15/13- 11/15/42, totaling $63,850)	$62,598	62,598

	Shares
Other Investment Companies - 5.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,551,037	2,551,037
Total Short-Term Investments (cost $2,613,635)		2,613,635
Total Investments - 98.7% (cost $38,311,190)		42,422,035
Other Assets, less Liabilities - 1.3%		554,794
Net Assets - 100.0%		$42,976,829

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$161,517,812	$13,808,426	$(2,432,041)	$11,376,385
Managers Cadence Mid-Cap Fund	347,469,253	17,073,539	(12,731,893)	4,341,646
Managers Cadence Emerging Companies Fund	38,397,188	6,241,913	(2,217,066)	4,024,847

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of August 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers Cadence Mid-Cap Fund	$5,282,339	1.6%
Managers Cadence Emerging Companies Fund	59,856	0.1%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the August 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of August 31, 2013, the investments in Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of August 31, 2013:

	Quoted Prices in Active
	Markets for Identical	Significant Other
	Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Cadence Mid-Cap Fund
Investments in Securities
Common Stocks†	$338,156,107	—	—	$338,156,107
Short-Term Investments
Repurchase Agreements	—	$5,550,040	—	5,550,040
Other Investment Companies	8,104,752	—	—	8,104,752

Total Investments in Securities	$346,260,859	$5,550,040	—	$351,810,899

	Quoted Prices in Active
	Markets for Identical	Significant Other
	Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Cadence Emerging Companies
Investments in Securities
Common Stocks†	$39,808,400	—	—	$39,808,400
Short-Term Investments
Repurchase Agreements	—	$62,598	—	62,598
Other Investment Companies	2,551,037	—	—	2,551,037

Total Investments in Securities	$42,359,437	$62,598	—	$42,422,035

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of August 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 7, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 7, 2013